UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2017

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—39.0%
	Advertising—0.3%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	$2,789,687

	Aerospace & Defense—1.2%
7,135	Erickson, Inc., 8.25%, 5/1/20	3,817,225
5,151	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	4,095,045
2,560	TransDigm, Inc., 6.50%, 5/15/25	2,608,000

		10,520,270

	Air Freight & Logistics—1.1%
	XPO Logistics, Inc. (a)(b),
2,830	6.50%, 6/15/22	2,730,950
6,820	7.875%, 9/1/19	7,126,900

		9,857,850

	Chemicals—1.4%
7,500	Chemours Co., 6.625%, 5/15/23	6,768,750
5,745	OMNOVA Solutions, Inc., 7.875%, 11/1/18	5,788,088

		12,556,838

	Commercial Services—2.4%
11,500	Cenveo Corp., 11.50%, 5/15/17	10,953,750
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,678,100
7,375	Monitronics International, Inc., 9.125%, 4/1/20	6,084,375

		21,716,225

	Commercial Services & Supplies—0.6%
5,585	West Corp., 5.375%, 7/15/22 (a)(b)	5,075,369

	Construction Materials—1.5%
	US Concrete, Inc.,
5,665	6.375%, 6/1/24 (a)(b)	5,679,163
7,310	8.50%, 12/1/18	7,640,046

		13,319,209

	Consumer Finance—0.9%
3,210	Navient Corp., 8.45%, 6/15/18	3,470,813
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	4,885,650

		8,356,463

	Diversified Financial Services—1.9%
1,992	Affinion International Holdings Ltd., 7.50%, 7/30/18 (a)(b)	1,643,323
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	4,689,525
7,130	12.75%, 5/1/20 (a)(b)	3,422,400
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,500	7.875%, 10/1/20	2,381,250
5,300	9.625%, 5/1/19	5,551,750

		17,688,248

	Diversified Telecommunications Services—0.6%
	Frontier Communications Corp.,
4,400	10.50%, 9/15/22 (a)(b)	4,592,500
890	10.50%, 9/15/22	928,938

		5,521,438

	Electrical Components & Equipment—0.7%
6,980	WireCo WorldGroup, Inc., 9.50%, 5/15/17	6,648,450

	Electronic Equipment, Instruments & Components—0.8%
7,725	Kemet Corp., 10.50%, 5/1/18	7,300,125

	Entertainment—0.5%
4,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	4,180,000

	Health Care Providers & Services—2.3%
5,430	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	5,513,486
7,955	Kindred Healthcare, Inc., 8.75%, 1/15/23	7,815,787
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19	3,395,000
4,530	8.125%, 4/1/22	4,580,963

		21,305,236

	Healthcare-Products—1.0%
8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	8,907,213

	Holding Companies-Diversified—0.6%
5,865	Horizon Pharma Financing, Inc., 6.625%, 5/1/23	5,454,450

	Hotels, Restaurants & Leisure—1.1%
8,405	MGM Resorts International, 11.375%, 3/1/18	9,623,725

	Household Durables—0.8%
5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	4,956,712
1,800	Lennar Corp., 12.25%, 6/1/17	1,984,500

		6,941,212

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Independent Power & Renewable Electricity Producers—1.3%
$5,585	NRG Energy, Inc., 6.25%, 5/1/24	$5,457,595
7,090	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	6,310,100

		11,767,695

	Internet & Catalog Retail—0.3%
2,800	Netflix, Inc., 5.875%, 2/15/25	2,947,000

	Internet Software & Services—1.9%
	EarthLink Holdings Corp.,
2,800	7.375%, 6/1/20	2,954,000
7,488	8.875%, 5/15/19	7,693,920
6,805	Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)(b)	6,839,025

		17,486,945

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	5,652,244

	Lodging—0.4%
9,550	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	3,724,500

	Machinery—1.4%
5,250	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	4,462,500
3,997	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	3,937,045
6,755	Navistar International Corp., 8.25%, 11/1/21	4,814,288

		13,213,833

	Media—1.7%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,517,400
8,355	McClatchy Co., 9.00%, 12/15/22	7,979,025
4,671	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)(c)(d)	105,097

		15,601,522

	Metals & Mining—2.7%
6,590	ArcelorMittal, 10.85%, 6/1/19	7,767,962
3,680	HudBay Minerals, Inc., 9.50%, 10/1/20	3,072,800
2,250	Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	2,351,250
	Thompson Creek Metals Co., Inc.,
8,295	7.375%, 6/1/18	4,852,575
830	12.50%, 5/1/19	485,550
5,975	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	6,184,125

		24,714,262

	Miscellaneous Manufacturing—0.8%
	Harland Clarke Holdings Corp. (a)(b),
7,350	9.25%, 3/1/21	6,128,063
900	9.75%, 8/1/18	906,750

		7,034,813

	Multiline Retail—0.3%
2,835	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)	3,008,644

	Oil & Gas—0.2%
2,700	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	1,822,500
450	Vanguard Natural Resources LLC / VNR Finance Corp., 7.00%, 2/15/23 (a)(b)	126,000

		1,948,500

	Oil, Gas & Consumable Fuels—0.9%
500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	488,750
7,225	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	4,714,312
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	3,284,250

		8,487,312

	Paper & Forest Products—0.3%
3,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	3,110,625

	Pharmaceuticals—0.6%
2,290	Endo Finance LLC & Endo Finco, Inc., 5.875%, 1/15/23 (a)(b)	1,986,575
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,640,000

		5,626,575

	Real Estate Investment Trust—0.3%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,027,156

	Retail—0.8%
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	7,240,725

	Semiconductors & Semiconductor Equipment—1.0%
3,745	Amkor Technology, Inc., 6.375%, 10/1/22	3,646,694
6,210	Micron Technology, Inc., 5.875%, 2/15/22	5,682,150

		9,328,844

	Specialty Retail—0.7%
3,500	Claire's Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,187,500
5,500	Conn's, Inc., 7.25%, 7/15/22	4,303,750

		6,491,250

	Technology Hardware, Storage & Peripherals—0.5%
3,935	Western Digital Corp., 10.50%, 4/1/24 (a)(b)	4,082,563

	Telecommunications—1.9%
7,370	Consolidated Communications, Inc., 6.50%, 10/1/22	6,743,550
4,250	Hughes Satellite Systems Corp., 7.625%, 6/15/21	4,616,562
7,655	Windstream Corp., 7.50%, 4/1/23	6,257,963

		17,618,075

	Wireless Telecommunication Services—0.7%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	6,700,650

	Total Corporate Bonds & Notes (cost-$407,632,606)	356,575,741

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—29.3%
	Air Freight & Logistics—0.2%
$2,280	Echo Global Logistics, Inc., 2.50%, 5/1/20	$2,171,700

	Automobiles—1.1%
113,610	Fiat Chrysler, 7.875%, 12/15/16	7,604,769
2,850	Tesla Motors, Inc., 1.25%, 3/1/21	2,636,250

		10,241,019

	Biotechnology—0.3%
3,420	Cepheid, 1.25%, 2/1/21	2,924,100

	Capital Markets—2.4%
13,195	BGC Partners, Inc., 4.50%, 7/15/16	13,326,950
16,490	Walter Investment Management Corp., 4.50%, 11/1/19	8,183,162

		21,510,112

	Commercial Services—2.1%
20,305	Cenveo Corp., 7.00%, 5/15/17	18,947,103

	Construction & Engineering—0.4%
4,485	Layne Christensen Co., 4.25%, 11/15/18	3,952,406

	Construction Materials—0.4%
4,275	Cemex SAB de CV, 3.72%, 3/15/20	4,021,172

	Consumer Finance—1.1%
12,165	PRA Group, Inc., 3.00%, 8/1/20	9,709,191

	Diversified Consumer Services—1.0%
13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	8,688,619

	Electrical Equipment—1.0%
16,800	SolarCity Corp., 1.625%, 11/1/19	9,460,500

	Electronic Equipment, Instruments & Components—0.4%
3,615	TTM Technologies, Inc., 1.75%, 12/15/20	3,599,184

	Energy Equipment & Services—0.6%
5,985	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	5,442,609

	Health Care Providers & Services—0.3%
2,850	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,825,063

	Independent Power & Renewable Electricity Producers—0.9%
9,230	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	8,497,369

	Insurance—0.7%
7,680	AmTrust Financial Services, Inc., 2.75%, 12/15/44	6,067,200

	Internet Software & Services—1.4%
4,560	Blucora, Inc., 4.25%, 4/1/19	4,035,600
10,445	Gogo, Inc., 3.75%, 3/1/20	8,349,524

		12,385,124

	Iron/Steel—0.2%
1,425	AK Steel Corp., 5.00%, 11/15/19	1,517,625

	IT Services—0.4%
3,705	ServiceSource International, Inc., 1.50%, 8/1/18	3,188,616

	Life Sciences Tools & Services—0.1%
1,480	Fluidigm Corp., 2.75%, 2/1/34	951,825

	Machinery—1.3%
6,975	Meritor, Inc., 7.875%, 3/1/26	8,452,828
6,225	Navistar International Corp., 4.75%, 4/15/19	3,478,219

		11,931,047

	Metals & Mining—0.3%
2,850	Allegheny Technologies, Inc., 4.75%, 7/1/22	2,994,281

	Oil, Gas & Consumable Fuels—2.1%
12,815	Cheniere Energy, Inc., 4.25%, 3/15/45	7,312,559
17,495	Cobalt International Energy, Inc., 2.625%, 12/1/19	7,391,638
6,145	Whiting Petroleum Corp., 1.25%, 4/1/20 (a)(b)	4,700,925

		19,405,122

	Personal Products—2.1%
19,630	Herbalife Ltd., 2.00%, 8/15/19	19,200,692

	Pharmaceuticals—1.6%
3,705	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	3,971,297
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,995,125
9,135	Teligent, Inc., 3.75%, 12/15/19	7,730,494

		14,696,916

	Semiconductors & Semiconductor Equipment—1.5%
4,570	Micron Technology, Inc., 3.00%, 11/15/43	3,347,525
	SunPower Corp.,
1,995	0.875%, 6/1/21	1,493,756
9,405	4.00%, 1/15/23 (a)(b)	8,582,063

		13,423,344

	Software—0.8%
8,695	FireEye, Inc., 1.625%, 6/1/35 (a)(b)	7,189,678
570	PROS Holdings, Inc., 2.00%, 12/1/19	485,925

		7,675,603

	Specialty Retail—0.8%
9,000	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (a)(b)	7,126,875

	Technology Hardware, Storage & Peripherals—0.4%
5,130	Avid Technology, Inc., 2.00%, 6/15/20 (a)(b)	3,459,544

	Textiles, Apparel & Luxury Goods—0.7%
8,565	Iconix Brand Group, Inc., 1.50%, 3/15/18	6,236,391

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	6,800,484

	Tobacco—2.0%
	Vector Group Ltd. (e),
5,665	1.75%, 4/15/20	6,150,065
8,780	2.50%, 1/15/19	12,321,738

		18,471,803

	Total Convertible Bonds & Notes (cost-$277,622,348)	267,522,639

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—27.2%
	Banks—3.4%
9,695	Huntington Bancshares, Inc., 8.50% (f)	$13,563,111
13,990	Wells Fargo & Co., Ser. L, 7.50% (f)	17,198,886

		30,761,997

	Commercial Services & Supplies—0.6%
71,290	Stericycle, Inc., 5.25%, 9/15/18	5,649,732

	Diversified Financial Services—1.7%
13,220	Bank of America Corp., Ser. L, 7.25% (f)	15,275,710

	Diversified Telecommunications Services—1.7%
161,595	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	15,904,180

	Electric Utilities—0.4%
85,390	Exelon Corp., 6.50%, 6/1/17	4,032,116

	Food Products—0.7%
95,970	Tyson Foods, Inc., 4.75%, 7/15/17	6,768,764

	Health Care Providers & Services—1.1%
187,995	Anthem, Inc., 5.25%, 5/1/18	8,375,177
2,280	Kindred Healthcare, Inc., 7.50%, 12/1/17	1,392,738

		9,767,915

	Independent Power & Renewable Electricity Producers—1.2%
156,435	Dynegy, Inc., 5.375%, 11/1/17	10,576,570

	Machinery—2.0%
154,085	Stanley Black & Decker, Inc., 6.25%, 11/17/16	18,212,847

	Media—0.0%
6,750	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (a)(c)(d)(g)	67

	Metals & Mining—0.3%
78,695	Alcoa, Inc., 5.375%, 10/1/17	2,593,001

	Multi-Utilities—2.1%
239,645	AES Trust III, 6.75%, 10/15/29	12,329,735
128,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,444,275

		18,774,010

	Oil, Gas & Consumable Fuels—3.6%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	6,215,625
40,000	Hess Corp., 8.00%, 2/1/19	3,042,800
173,410	Kinder Morgan, Inc., 9.75%, 10/26/18	7,928,305
124,235	PetroQuest Energy, Inc., 6.875% (f)	2,432,521
230,425	Sanchez Energy Corp., 6.50%, 4/16/18 (f)	5,488,724
116,800	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	3,766,800
87,160	WPX Energy, Inc., 6.25%, 7/31/18	4,401,580

		33,276,355

	Pharmaceuticals—1.9%
7,070	Allergan PLC, Ser. A, 5.50%, 3/1/18	5,971,746
13,805	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	11,750,126

		17,721,872

	Real Estate Investment Trust—5.6%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (f)	14,400,175
798,310	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	20,109,429
208,680	Welltower, Inc., 6.50% (f)	13,071,715
67,560	Weyerhaeuser Co., 6.375%, 7/1/16	3,429,346

		51,010,665

	Wireless Telecommunication Services—0.9%
114,005	T-Mobile US, Inc., 5.50%, 12/15/17	8,265,363

	Total Convertible Preferred Stock (cost-$236,283,932)	248,591,164

Principal Amount (000s)
SENIOR LOANS (a)(d)(g)(h)—0.7%
	Media—0.7%
$2,356	SFX Entertainment, Inc., 10.00%, 1/31/17, Term B, DIP, PIK (i)	2,355,956
3,712	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/31/17, Term B, DIP, PIK	3,711,954

	Total Senior Loans (cost-$6,067,910)	6,067,910

Shares
COMMON STOCK—0.5%
	Advertising—0.5%
173,720	Affinion Group Holdings, Inc., Class A (cost-$3,080,312) (acquisition cost-$3,080,312; purchased 11/9/15-11/12/15) (d)(g)(j)(k)	4,261,352

Principal Amount (000s)
SHORT-TERM INVESTMENT—3.3%
	Time Deposit—3.3%
$30,339	ANZ National Bank—London, 0.15%, 6/1/16 (cost-$30,338,802)	30,338,802

	Total Investments (cost-$961,025,910)(l)—100.0%	$913,357,608

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund's investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the "Board") has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the "Investment Manager") and Allianz Global Investors U.S. LLC (the "Sub-Adviser"), an affiliate of the Investment Manager. The Fund's Valuation Committee was established by the Board to oversee the implementation of the Fund's valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $131,453,953, representing 14.4% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Illiquid.

(e)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	Fair-Valued-Securities with an aggregate value of $10,329,329 representing 1.1% of total investments.

(h)	Debtor-in-possession financial obligations.

(i)	$988,784 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.

(j)	Non-income producing.

(k)	Restricted. The acquisition cost is $3,080,312. The value is $4,261,352, representing 0.5% of total investments.

(l)	At May 31, 2016, the cost basis of portfolio securities for federal income tax purposes was $967,366,986. Gross unrealized appreciation was $54,889,705, gross unrealized depreciation was $108,899,083 and net unrealized depreciation was $54,009,378. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

(m)	At May 31, 2016, the Fund had the following unfunded commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Borrower	Principal Amount
SFX Entertainment, Inc.	$593,598

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser's or Valuation Committee's own assumptions and securities whose price was determined by using a single broker's quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

The Fund's policy is to recognize transfers between levels at the end of the reporting period. An investment asset's or liability's level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

A summary of the inputs used at May 31, 2016 in valuing the Fund's assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 5/31/16
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$356,575,741	$—	$356,575,741
Convertible Bonds & Notes	—	267,522,639	—	267,522,639
Convertible Preferred Stock:
Health Care Providers & Services	8,375,177	1,392,738	—	9,767,915
Media	—	—	67	67
Oil, Gas & Consumable Fuels	25,355,110	7,921,245	—	33,276,355
Pharmaceuticals	5,971,746	11,750,126	—	17,721,872
All Other	187,824,955	—	—	187,824,955
Senior Loans	—	—	6,067,910	6,067,910
Common Stock	—	—	4,261,352	4,261,352
Short-Term Investments	—	30,338,802	–	30,338,802
Totals	$227,526,988	$675,501,291	$10,329,329	$913,357,608

At May 31, 2016, securities valued at $27,963,286 were transferred from Level 2 to Level 1. This transfer was a result of securities with an evaluated mean price at February 29, 2016, using an exchange-traded closing price on May 31, 2016.

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2016, was as follows:

	Beginning Balance 2/29/16	Purchases		Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 5/31/16
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$3,328,050	$—		$—		$(14,541)	$—	$1,376,016	$—	$(4,689,525)	$—
Oil, Gas & Consumable Fuels	1,744,050	—		—		3,666	—	1,536,534	—	(3,284,250)	—
Convertible Preferred Stock:
Health Care Providers & Services	28,514,755	—		(34,697,388	)†	—	—	6,182,633	—	—	—
Media	67	—		—		—	—	—	—	—	67
Technology Hardware, Storage & Peripherals	14,628,600	—		(19,068,350	)†	—	—	4,439,750	—	—	—
Senior Loans	5,922,105	145,805	††	—		—	—	—	—	—	6,067,910
Common Stock	3,635,960	—		—		—	—	625,392	—	—	4,261,352

Totals	$57,773,587	$145,805		$(53,765,738)		$3,666	$—	$14,145,784	$—	$(7,973,775)	$10,329,329

†	Conversion
††	PIK payment
*	Transferred out of Level 3 into Level 2 because third-party vendor price was used on May 31, 2016.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2016:

	Ending Balance at 5/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$67	Model Price	Proprietary Data Used in Model	$0.01	*
Senior Loans	$6,067,910	Model Price	Proprietary Data Used in Model	$100.00
Common Stock	$4,261,352	Model Price	Proprietary Data Used in Model	$24.53

*	Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2016 was $625,392.

Glossary:

DIP—Debtor-in-Possession

PIK—Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date:	July 22, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date:	July 22, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 22, 2016